DEFERRED TAX COMPUTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
DEFERRED TAX COMPUTATION
NOTE 4 - DEFERRED TAX COMPUTATION

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes”. Under this method, income tax expense is recognized for: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all the deferred tax assets will not be realized.

ASC Topic 740.10.30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740.10.40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. We have no material uncertain tax positions for any of the reporting periods presented.

There was no income tax expense during this quarter. However, the availability of a net operating loss carryforward and the associated deduction, is subject to complex and restrictive federal income tax provisions as codified by Internal Revenue Code section 172 and related Treasury Regulations, all of which are subject to change and the availability of which can never be free from doubt.

The components of the deferred tax assets and liabilities are as follows:

Deferred tax assets:	September 30, 2020	December 31, 2019
Net operating loss carryovers	$6,289,482	$5,404,935
Stock-based compensation	-	-
Other temporary differences	-	-
Total deferred tax assets	$6,289,482	5,404,935
Valuation allowance	(6,289,482)	(5,404,935)
Net deferred tax asset	$-	$-

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes”. Under this method, income tax expense is recognized for: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all the deferred tax assets will not be realized.

ASC Topic 740.10.30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740.10.40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. We have no material uncertain tax positions for any of the reporting periods presented.

There was no income tax expense during this quarter. However, the availability of a net operating loss carryforward and the associated deduction, is subject to complex and restrictive federal income tax provisions as codified by Internal Revenue Code section 172 and related Treasury Regulations, all of which are subject to change and the availability of which can never be free from doubt.

The components of the deferred tax assets and liabilities are as follows:

	31st Dec 2019	31st Dec 2018
Deferred tax assets:
Net operating loss carryovers	$5,404,935	$2,037,105
Stock-based compensation	-	-
Other temporary differences	-	-
Total deferred tax assets	5,404,935	2,037,105
Valuation allowance	(5,404,935)	(2,037,105)
Net deferred tax asset	$-	$-